[Letterhead of Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, DC 20004-2415]



MARY JANE WILSON-BILIK
DIRECT LINE: 202.383.0660
Internet: mjwilsonbilik@sablaw.com
                                                   May 4, 2000



VIA EDGARLINK
-------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

             Re:  IL Annuity and Insurance Company
                  IL Annuity and Insurance Co. Separate Account 1
                  Post-Effective Amendment No. 10
                  (File Nos. 33-89028; 811-8964)
                  ------------------------------

Commissioners:

         On behalf of IL Annuity and Insurance Company (the "Company") and IL Annuity and Insurance Co. Separate Account 1 (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and the form of the Statement of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 27, 2000.

         If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

                                                   Sincerely,


                                                   /s/ Mary Jane Wilson-Bilik
                                                   --------------------------
                                                   Mary Jane Wilson-Bilik

cc:  Janis B. Funk, Esq.
     Stephen E. Roth, Esq.